Impairment on Prepayment for Equipment and Other Assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Prepayment made to supplier	¥ 3.6	¥ 20.0